Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants
Schedule of Warrant Activity

The following Table represents warrant activity for the three months ending March 31, 2019:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2018	353,250	$2.40	2.85
Exercisable - December 31, 2018	353,250	$2.40	2.85	$-
Granted	-	$-
Forfeited or Expired	-
Outstanding - March 31, 2019	353,250	$2.40	2.61
Exercisable - March 31, 2019	353,250	$2.40	2.61	$-

The following Table represents warrant activity for the period ending December 31, 2018 and 2017:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	0	$-
Exercisable - December 31,2017	0	$-		$-
Granted	353,250	$2.40
Forfeited or Expired	0
Outstanding - December 31, 2018	353,250	$2.40	2.85
Exercisable - December 31, 2018	353,250	$2.40	2.85	$-

Schedule of Fair Value of Warrants
2018
Expected Volatility	40%
Risk Free Interest Rate	2.84%
Expected life of warrants	3.0